Pensions and post-retirement benefits - Actuarial valuation of schemes (Details) - UKRF - UK - Pension defined benefit plans - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key UKRF financial assumptions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.84%	1.29%
Inflation rate (RPI)	3.56%	2.99%
Life expectancy at 60 for current pensioners, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	27 years 3 months 18 days	27 years 2 months 12 days	27 years 1 month 6 days
Life expectancy at 60 for current pensioners, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 7 months 6 days	29 years 4 months 24 days	29 years 3 months 18 days
Life expectancy at 60 for future pensioners at 40 years, males
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 1 month 6 days	29 years	28 years 10 months 24 days
Life expectancy at 60 for future pensioners at 40 years, females
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	31 years 4 months 24 days	31 years 2 months 12 days	31 years 1 month 6 days
0.5% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (2.3)	£ (2.5)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	2.6	2.9
0.25% change in discount rate per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.2)	(1.3)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1.3	1.4
0.5% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	1.6	1.8
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(1.6)	(1.8)
0.25% change in RPI per annum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.8	0.9
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.8)	(0.9)
Change in life expectancy by one year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	1.2	1.2
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (1.2)	£ (1.2)